Deferred Tax Balances - Summary of Composition of Unrecognised Deferred Tax Assets and Liabilities (Parenthetical) (Detail) - USD ($) $ in Millions	Jun. 30, 2026	Jun. 30, 2025
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income and capital tax losses with a tax benefit, which are not recognised as deferred tax assets	$ 6,000	$ 5,621
Tax credits, which are not recognised as deferred tax assets	6,071	4,538
Gross amount of income tax losses not recognised	8,738	7,323
Gross amount of tax losses not recognized	22,059	20,694
Tax effect of total losses not recognised	6,000	5,621
Due not later than one year [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of income tax losses not recognised	34	14
Later than one year and not later than two years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of income tax losses not recognised	12	16
Later than two years and not later than five years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of income tax losses not recognised	36	46
Later than five years and not later than 10 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of income tax losses not recognised	1,265	872
Later than 10 years and not later than 20 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credits, which are not recognised as deferred tax assets	1,547	972
Gross amount of income tax losses not recognised	1,637	623
Unlimited [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of income tax losses not recognised	5,754	5,752
Gross amount of capital tax losses not recognised	13,321	13,371
Not Later than 10 year[member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credits, which are not recognised as deferred tax assets	$ 4,518	$ 3,566